OFFICE PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
OFFICE PREMISES AND EQUIPMENT
NOTE E - OFFICE PREMISES AND EQUIPMENT

Office premises and equipment are comprised of the following:

	At December 31,
	2012	2011
	(In thousands)

Land	$2,055	$1,959
Buildings and improvements, including construction-in-progress	12,229	9,448
Furniture and equipment	3,136	2,958
Automobiles	45	45
	17,465	14,410
Less accumulated depreciation	4,984	4,210

	$12,481	$10,200

At December 31, 2012 and 2011, the Corporation had capitalized interest costs of approximately $11,000 related to the construction of branch offices.